FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	£ 5,950	£ 4,852	£ 3,692
Loans and advances to customers	480,141	474,470
Debt securities, net	5,137	5,325
Financial assets at amortised cost	491,966	486,501
Financial assets at fair value through profit or loss	1,674	2,284
Derivative financial instruments	8,341	8,494
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	5,656	4,453	£ 3,153
Loans and advances to customers	178,269	177,569
Debt securities, net	4,315	5,241
Financial assets at amortised cost	317,011	389,540
Financial assets at fair value through profit or loss	1,724	703
Derivative financial instruments	12,595	13,638
Maximum exposure | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	5,950	4,852
Loans and advances to customers	480,141	474,470
Debt securities, net	5,137	5,325
Financial assets at amortised cost	491,228	484,647
Financial assets at fair value through other comprehensive income	27,260	24,617
Financial assets at fair value through profit or loss	1,511	2,119
Derivative financial instruments	8,341	8,494
Off-balance sheet items:
Acceptances and endorsements	73	17
Other items serving as direct credit substitutes	221	279
Performance bonds, including letters of credit, and other transaction-related contingencies	2,070	2,274
Irrevocable commitments and guarantees	59,240	46,629
Off -balance sheet items	61,604	49,199
Maximum exposure to credit risk	589,944	569,076
Maximum exposure | The Group | Loans and advances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	1,511	1,782
Maximum exposure | The Group | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	337
Maximum exposure | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	5,656	4,453
Loans and advances to customers	178,269	177,569
Debt securities, net	4,315	5,241
Financial assets at amortised cost	188,240	187,263
Financial assets at fair value through other comprehensive income	24,647	22,160
Financial assets at fair value through profit or loss	1,720	699
Derivative financial instruments	12,595	13,638
Off-balance sheet items:
Acceptances and endorsements	73	16
Other items serving as direct credit substitutes	203	259
Performance bonds, including letters of credit, and other transaction-related contingencies	1,817	2,014
Irrevocable commitments and guarantees	32,847	27,672
Off -balance sheet items	34,940	29,961
Maximum exposure to credit risk	262,142	253,721
Maximum exposure | The Bank | Loans and advances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	517	362
Maximum exposure | The Bank | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	1,203	337
Offset | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	0	0
Loans and advances to customers	(2,762)	(2,792)
Debt securities, net	0	0
Financial assets at amortised cost	(2,762)	(2,792)
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	(3,373)	(4,177)
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off -balance sheet items	0	0
Maximum exposure to credit risk	(6,135)	(6,969)
Offset | The Group | Loans and advances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	0
Offset | The Group | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	0
Offset | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	0	0
Loans and advances to customers	(2,156)	(2,123)
Debt securities, net	0	0
Financial assets at amortised cost	(2,156)	(2,123)
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	(2,752)	(3,312)
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off -balance sheet items	0	0
Maximum exposure to credit risk	(4,908)	(5,435)
Offset | The Bank | Loans and advances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	0
Offset | The Bank | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	0
Net exposure | The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	5,950	4,852
Loans and advances to customers	477,379	471,678
Debt securities, net	5,137	5,325
Financial assets at amortised cost	488,466	481,855
Financial assets at fair value through other comprehensive income	27,260	24,617
Financial assets at fair value through profit or loss	1,511	2,119
Derivative financial instruments	4,968	4,317
Off-balance sheet items:
Acceptances and endorsements	73	17
Other items serving as direct credit substitutes	221	279
Performance bonds, including letters of credit, and other transaction-related contingencies	2,070	2,274
Irrevocable commitments and guarantees	59,240	46,629
Off -balance sheet items	61,604	49,199
Maximum exposure to credit risk	583,809	562,107
Net exposure | The Group | Loans and advances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	1,511	1,782
Net exposure | The Group | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	0	337
Net exposure | The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Loans and advances to banks, net	5,656	4,453
Loans and advances to customers	176,113	175,446
Debt securities, net	4,315	5,241
Financial assets at amortised cost	186,084	185,140
Financial assets at fair value through other comprehensive income	24,647	22,160
Financial assets at fair value through profit or loss	1,720	699
Derivative financial instruments	9,843	10,326
Off-balance sheet items:
Acceptances and endorsements	73	16
Other items serving as direct credit substitutes	203	259
Performance bonds, including letters of credit, and other transaction-related contingencies	1,817	2,014
Irrevocable commitments and guarantees	32,847	27,672
Off -balance sheet items	34,940	29,961
Maximum exposure to credit risk	257,234	248,286
Net exposure | The Bank | Loans and advances
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	517	362
Net exposure | The Bank | Debt securities, treasury and other bills
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maximum Credit Exposure [Line Items]
Financial assets at fair value through profit or loss	£ 1,203	£ 337